Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit for the year		$ 160,702	$ 66,505	$ 98,041
Income and expenses not associated with cash flows:
Depreciation and amortization		149,922	108,889	65,796
Finance expenses, net		118,680	83,560	28,805
Share-based compensation		10,470	8,360	4,970
Taxes on income		43,875	18,275	28,428
Tax benefits		(89,437)	(20,860)	(5,440)
Other income, net		4,922	(4,362)	(46,989)
Company’s share in losses of investee partnerships		3,722	3,350	330
Gains from projects disposals		(96,431)	(601)	0
Total income and expenses not associated with cash flows		145,723	196,611	75,900
Changes in assets and liabilities items:
Change in other receivables		(1,866)	12,261	(3,241)
Change in trade receivables		(27,366)	(9,892)	(2,841)
Change in other payables		14,546	294	6,382
Change in trade payables		5,179	746	15,474
Total changes in assets and liabilities items		(9,507)	3,409	15,774
Income Tax paid		(14,270)	(11,246)	(12,236)
Repayment of contract assets		0	0	14,120
Net cash flows from operating activities		282,648	255,279	191,599
Cash flows from investing activities
Sale (acquisition) of consolidated companies, net (Annex A)		34,295	1,871	(6,975)
Changes in restricted cash and bank deposits, net		(378,648)	29,959	(53,131)
Purchase, development and construction in respect of projects		(1,812,570)	(899,257)	(730,976)
Payments on account of acquisition of consolidated Company		(6,543)	(32,777)	(5,728)
Interest receipts	[1]	14,795	12,684	12,490
Loans provided and investment in investees		(56,255)	(26,531)	(41,615)
Repayment of loans to investees		30,815	87	13,441
Loans provided to non-controlling interests		(297)	0	0
Purchase of financial assets measured at fair value through profit or loss, net		(6,475)	(14,719)	26,919
Net cash used in investing activities		(2,180,883)	(928,683)	(785,575)
Cash flows from financing activities
Receipt of loans from banks and other financial institutions		1,783,974	939,627	623,927
Repayment of loans from banks and other financial institutions		(505,360)	(699,584)	(203,499)
Interest paid	[1]	(86,860)	(74,891)	(54,469)
Issuance of debentures		125,838	177,914	83,038
Issuance of convertible debentures		114,685	0	0
Repayment of debentures		(47,545)	(26,016)	(14,735)
Dividends and distributions by subsidiaries to non-controlling interest		(29,805)	(25,536)	(13,328)
Proceeds from investments by tax-equity investors		440,484	410,845	198,758
Repayment of tax equity investment		(13,609)	(839)	(82,721)
Deferred borrowing costs		(68,225)	(21,637)	(1,984)
Receipt of loans from non-controlling interests		182	0	274
Repayment of loans from non-controlling interests		(858)	(2,960)	(1,485)
Increase in holding rights of consolidated entity.		(1,392)	(169)	0
Issuance of shares		290,698	0	266,451
Exercise of share options		53	15	9
Repayment of lease liability		(8,580)	(5,852)	(4,848)
Proceeds from investment in entities by non-controlling interest		12,799	179	5,448
Net cash from financing activities		2,006,479	671,096	800,836
Increase (decrease) in cash and cash equivalents		108,244	(2,308)	206,860
Balance of cash and cash equivalents at beginning of year		387,427	403,805	193,869
Changes in cash of disposal groups classified as held for sale		0	(5,753)	0
Effect of exchange rate fluctuations on cash and cash equivalents		32,826	(8,317)	3,076
Cash and cash equivalents at end of year		$ 528,497	$ 387,427	$ 403,805

[1]	See Note 2C for additional information regarding the change in presentation of interest receipts and interest paid